TOTAL SALES - Timing of Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	€ 60,423	€ 55,108	€ 44,065
Product
Revenues	60,423	55,108	44,060
Products transferred at a point in time | Product
Revenues	48,646	44,173	34,552
Products and services transferred over time | Product
Revenues	€ 11,777	€ 10,935	€ 9,508